Fulbright & Jaworski L.L.P.
A Registered Limited Liability Partnership
666 Fifth Avenue, 31st Floor
New York, New York 10103-3198
www.fulbright.com

jdaniels@fulbright.com	telephone: (212) 318-3000
direct dial: (212) 318-3322	facsimile: (212) 318-3400
September 23, 2009
VIA EDGAR AND FEDEX
Ms. Pamela A. Long
Assistant Director
U.S. Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Mail Stop 4631
Washington, D.C. 20549-7010

Re:	Mistras Group, Inc.
Registration Statement on Form S-1
Filed June 10, 2008
File No. 333-151559

Dear Ms. Long:
     On behalf of Mistras Group, Inc. (the “Registrant”), we hereby submit to you Amendment No. 5 (“Amendment No. 5”) to the Registrant’s above-referenced Registration Statement on Form S-1. Amendment No. 5. We have marked the enclosed Amendment No. 5 to show changes from the prior amendment.
     If you have any comments or questions, please feel free to contact the undersigned at (212) 318-322 or Donald Ainscow at (212) 318-3358.
Very truly yours,
/s/ Joseph F. Daniels
Joseph F. Daniels
Enclosures

cc:	Melinda Hooker, Staff Accountant
Anne McConnell, Staff Accountant
Craig Slivka, Esq. Staff Attorney
Sotirios J. Vahaviolos, Ph.D., Mistras Group, Inc.
Pete Peterik, Mistras Group, Inc.
Andrew C. Freedman, Esq., Fulbright & Jaworski L.L.P.
Sheldon G. Nussbaum, Esq., Fulbright & Jaworski L.L.P.
Donald G. Ainscow, Esq., Fulbright & Jaworski L.L.P.